Investment in Associated Companies (Additional Information - Qoros) (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended												2 Months Ended			12 Months Ended
		Jan. 31, 2018	Apr. 30, 2017 CNY (¥)		Mar. 31, 2017 CNY (¥)		Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	May 15, 2015 USD ($)	May 12, 2015 USD ($)	May 12, 2015 CNY (¥)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)	Mar. 10, 2017 USD ($)	Mar. 10, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)		Dec. 31, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 25, 2016 USD ($)	Dec. 25, 2016 CNY (¥)	Dec. 24, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 USD ($)	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	May 15, 2015 CNY (¥)	May 12, 2015 CNY (¥)	Feb. 12, 2015 USD ($)	Feb. 12, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Jul. 31, 2012 CNY (¥)
Disclosure of associates [line items]
Profit/(loss) for the year | $																	$ 268,120			$ (394,002)	[1]		$ 95,892	[1]
Nominal annual interest rate																	8.00%								8.00%
Guarantee provision | $																															$ 160,000	$ 30,000
Provision of financial guarantee | $																				(130,193)	[1]			[1]
Receipt of long-term loans and issuance of debentures | $																	1,938,877			$ 799,481			333,549
Additional Funding [Member]
Disclosure of associates [line items]
Percentage of shares pledged																				22.60%							22.60%
2012 Guarantee [Member]
Disclosure of associates [line items]
Guarantee amount | $																				$ 142,000																						$ 240,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Repayments of borrowings | $																	$ 20,000
Proportion of ownership interest																	58.00%	58.00%
China, Yuan Renminbi [Member] | 2012 Guarantee [Member]
Disclosure of associates [line items]
Borrowing capacity																																											¥ 1,500,000
Guarantee amount																											¥ 888,000																¥ 1,500,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Face amount | $																	$ 69,000
Nominal annual interest rate																	6.00%								6.00%
Maturity term																	9 months	9 months
Ansonia Holdings [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount																									¥ 450,000
Qoros Credit Facility Member [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity | $														$ 114,000
Guarantee amount | $														$ 44,000
Percentage of shares pledged														10.30%												10.30%
Qoros Credit Facility Member [member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity | $														$ 57,000
Release of guarantees | $														63,000
Qoros Credit Facility Member [member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity | $														15,000
Guarantee amount | $														425,000
Qoros Credit Facility Member [member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount | $														$ 125,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity																									777,000	¥ 777,000
Guarantee amount																										288,500
Percentage of shares pledged	[2]																10.30%								10.30%
Release of guarantees															¥ 850,000			¥ 850,000	[3]
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity																									¥ 3,000,000
Guarantee amount																									1,500,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | May/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity																									700,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity					¥ 388,500
Guarantee amount	[4]				¥ 850,000
Percentage of shares pledged					5.17%
Release of guarantees					¥ 425,000	[3]									¥ 425,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of associates [line items]
Borrowing capacity			¥ 100,000																							100,000
Guarantee amount			¥ 425,000
Percentage of shares pledged			5.17%
Release of guarantees			¥ 105,000	[3]												¥ 425,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | Financial guarantee contracts [member] | Prior to Guarantee Release [Member]
Disclosure of associates [line items]
Borrowing capacity																									1,100,000
Guarantee amount																									1,100,000
Qoros Credit Facility Member [member] | China, Yuan Renminbi [Member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount																										¥ 825,000
Consortium Loan Agreement [Member] | Loan One [Member]
Disclosure of associates [line items]
Receipt of long-term loans and issuance of debentures | $									$ 65,000
Qoros [Member]
Disclosure of associates [line items]
Total investment | $																	$ 1,700			117,000
Face amount | $																							$ 130,000															$ 64,000
Profit/(loss) for the year | $																	(211,000)			(284,000)
Net current liabilities | $																	$ 555,000			$ 515,000
Proportion of ownership interest	[5]																50.00%	50.00%		50.00%		50.00%
Shareholder loan | $																												$ 36,000
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest		51.00%
Qoros [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | $																																								$ 200,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount																																			¥ 800,000				¥ 400,000
Profit/(loss) for the year																		¥ (1,400,000)				¥ (1,900,000)
Net current liabilities																									¥ 3,700,000		¥ 3,570,000
Shareholder loan																													¥ 250,000
Change in guarantee amount | $																	$ 250,000
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings																																									¥ 1,200,000
Qoros [Member] | Convertible Loan [Member]
Disclosure of associates [line items]
Face amount | $																																	$ 42,000
Qoros [Member] | Convertible Loan [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount																																		¥ 275,000
Qoros [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Percentage of shares pledged																	9.00%								9.00%
Maximum borrowing percentage																	5.00%								5.00%
Qoros [Member] | EXIM Bank [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Borrowing capacity																									¥ 1,200,000
Qoros [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount | $										$ 108,000
Borrowing capacity | $										78,000
Nominal annual interest rate																				5.39%							5.39%
Borrowings | $																				$ 108,000
Release of guarantees | $										$ 54,000
Interest rate basis										LIBOR	LIBOR
Adjustment to interest rate basis										3.50%																											3.50%
Maturity term										102 months	102 months
Pledged patents																																					¥ 500,000
Qoros [Member] | Consortium Loan Agreement [Member] | Loan One [Member]
Disclosure of associates [line items]
Face amount | $									65,000
Equity derivative, fair value | $									5,000
Qoros [Member] | Consortium Loan Agreement [Member] | Loan Two [Member]
Disclosure of associates [line items]
Face amount | $									65,000
Equity derivative, fair value | $									$ 5,000
Qoros [Member] | Consortium Loan Agreement [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount																																					700,000
Borrowing capacity																																					¥ 480,000
Borrowings																											¥ 700,000								¥ 700,000
Release of guarantees											¥ 350,000
Interest rate basis										LIBOR	LIBOR
Adjustment to interest rate basis										10.00%																											10.00%
Pledged patents																																					¥ 3,100,000
Qoros [Member] | Consortium Loan Agreement [Member] | China, Yuan Renminbi [Member] | Loan One [Member]
Disclosure of associates [line items]
Face amount																																				¥ 400,000
Equity derivative, fair value																																				25,000
Qoros [Member] | Consortium Loan Agreement [Member] | China, Yuan Renminbi [Member] | Loan Two [Member]
Disclosure of associates [line items]
Face amount																																				400,000
Equity derivative, fair value																																				¥ 25,000
Chery [Member]
Disclosure of associates [line items]
Face amount | $												$ 482,000
Guarantee amount | $																												$ 72,000
Release of guarantees | $												$ 242,000
Receipt of guarantees | $							$ 115,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest		25.00%
Chery [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Percentage of shares pledged																				22.60%							22.60%
Chery [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount | $																				$ 4,000
Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount																																												¥ 3,000,000
Guarantee amount																													¥ 500,000	¥ 750,000
Release of guarantees													¥ 1,500,000
Receipt of guarantees								¥ 750,000
Chery [Member] | China, Yuan Renminbi [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																											¥ 25,000
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest		24.00%

[1]	Restated (See note 2.E and 28)
[2]	Excludes up to 5% of Qoros shares which Chery may borrow from Quantum to meet its pledge obligations under the Qoros RMB1.2 billion loan facility, as discussed above.
[3]	Plus interest and fees.
[4]	Kenon's major shareholder Ansonia Holdings Singapore B.V. has committed to fund RMB25 million (approximately $4 million) of Kenon's back-to-back guarantee obligations in certain circumstances.
[5]	Qoros is a joint venture (See Note 10.C.b). The current assets include cash and cash equivalent of $12 million (2016: $67 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $1 billion (2016: $1.1 billion). In January 2018, the Group's equity interest in Qoros was reduced to 24% (see Note 33.2.A).